Commitments, Guarantees and Contingent Liabilities (Tables)	6 Months Ended
Sep. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Amounts Due of Certain Computer Systems Operated and Maintained under Non-cancelable Contracts with Third-party Service Providers	As of March 31, 2023 and September 30, 2023, the amounts due are as follows:

	Millions of yen
	March 31, 2023	September 30, 2023
Within one year	¥5,846	¥5,919
More than one year	8,353	8,511

Total	¥14,199	¥14,430

Summary of Potential Future Payments, Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding and Maturity of Longest Guarantee Contracts	The following table represents the summary of potential future payments, book value recorded as guarantee liabilities of the guarantee contracts outstanding and maturity of the longest guarantee contracts as of March 31, 2023 and September 30, 2023:

	March 31, 2023			September 30, 2023
	Millions of yen		Fiscal year	Millions of yen		Fiscal year
Guarantees	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract
Corporate loans	¥479,406	¥5,033	2029	¥485,438	¥4,729	2030
Transferred loans	436,069	2,185	2062	509,204	2,869	2062
Consumer loans	295,273	48,207	2034	301,470	49,420	2034
Real estate loans	18,193	2,031	2048	6,963	466	2048
Other	2,484	0	2036	13,481	1	2044

Total	¥1,231,425	¥57,456	—	¥1,316,556	¥57,485	—

Assets Provided as Collateral for Short-Term and Long-Term Debt Payables to Financial Institutions
Collateral—
Other than the assets of the consolidated VIEs pledged as collateral for financing described in Note 10 “Variable Interest Entities”, the Company and certain subsidiaries provide the following assets as collateral for the short-term and long-term debt payables to financial institutions as of March 31, 2023 and September 30, 2023:

	Millions of yen
	March 31, 2023	September 30, 2023
Lease payments, loans and investment in operating leases	¥148,057	¥170,355
Investment in securities	183,441	216,483
Property under facility operations	130,191	158,663
Other assets and other	110,159	131,602

Total	¥571,848	¥677,103